DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Mar. 26, 2012 IPVF	Mar. 31, 2012 IPVF	Oct. 28, 2012 IPVF	Apr. 29, 2012 IPVF	Sep. 30, 2011 Plumbing/HVAC	Feb. 03, 2013 Plumbing/HVAC	Feb. 28, 2011 SESCO/QUESCO	Feb. 03, 2013 SESCO/QUESCO
Discontinued operations disclosures
Proceeds from sale of issued and outstanding equity interests, net	$ 464	$ 481	$ 128	$ 464	$ 477	$ 13		$ 116		$ 11
Sale of issued and outstanding equity interests, transaction cost				5	5			4	1
Sale of issued and outstanding equity interests, pre-tax gain	9	12	9		12	3	9	7		2
Increase (decrease) in escrow related to sale of business								$ 8	$ (4)	$ 1	$ (1)